Securities Sold under Agreements to Repurchase (BankUnited, FSB and Subsidiaries)	7 Months Ended
May 21, 2009
BankUnited, FSB and Subsidiaries
Securities Sold under Agreements to Repurchase

Note 9 Securities Sold under Agreements to Repurchase

        The following sets forth information concerning repurchase agreements for the period from October 1, 2008 through May 21, 2009, and the fiscal year ended September 30, 2008 (amounts in thousands):

	May 21, 2009	September 30, 2008
Maximum amount outstanding at any month end during the period	$48,114	$177,218
Average amount outstanding during the period	$22,732	$114,368
Weighted average interest rate for the period	0.40%	3.00%

        Interest expense on securities sold under agreements to repurchase aggregated $58 thousand, $3.4 million for the period from October 1, 2008 through May 21, 2009, and the fiscal year ended September 30, 2008, respectively.

        As of May 21, 2009, the Bank had pledged mortgage-backed securities with a fair value of approximately $30.4 million for securities sold under agreements to repurchase. The agreements are overnight agreements with an average interest rate of 0.00% at May 21, 2009.